Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income

14. ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income, net of tax, at December 31 are as follows:

	Unrealized Gains on Securities	OTTI	Accumulated Other Comprehensive Income
Balance at December 31, 2009	$30,637	$3,956	$34,593
Activity in 2010	77,000	2,424	79,424
Balance at December 31, 2010	107,637	6,380	114,017
Activity in 2011	103,690	(637)	103,053
Balance at December 31, 2011	$211,327	$5,743	$217,070

The amounts in the unrealized gains on securities column are net of reclassification adjustments of $662, $5,762 and $(14,951), net of tax, in 2011, 2010 and 2009, respectively, for net realized gains (losses) on sales of securities included in net income. The amounts in the OTTI column are net of reclassification adjustments of $(662), $(168) and $(753), net of tax, in 2011, 2010 and 2009, respectively, for net realized losses on sales of securities included in net income.